Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial assets and liabilities accounted for at fair value on a recurring basis by level within the fair value hierarchy

The following tables set forth financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2016 and December 31, 2015 by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value as of June 30, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Current assets:
Foreign currency exchange contracts	$—	$1.3	$—	$1.3
Commodity contracts	—	0.1	—	0.1

Total current assets at fair value	$—	$1.4	$—	$1.4
Non-current Assets:
Commodity contracts	—	0.1	—	0.1

Total non-current assets at fair value	—	0.1	—	0.1

Total assets at fair value	$—	$1.5	$—	$1.5

Current Liabilities:
Foreign currency exchange contracts	$—	$0.9	$—	$0.9
Commodity contracts	—	0.7	—	0.7

Total current liabilities at fair value	$—	$1.6	$—	$1.6

Total liabilities at fair value	$—	$1.6	$—	$1.6

	Fair Value as of December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Current Assets:
Foreign currency exchange contracts	$—	$—	$—	$—

Total current assets at fair value	$—	$—	$—	$—

Total assets at fair value	$—	$—	$—	$—

Current Liabilities:
Foreign currency exchange contracts	$—	$0.1	$—	$0.1
Commodity contracts	—	3.1	—	3.1

Total current liabilities at fair value	$—	$3.2	$—	$3.2

Non-current Liabilities:
Commodity contracts	$—	$0.4	$—	$0.4

Total non-current liabilities at fair value	$—	$0.4	$—	$0.4

Total liabilities at fair value	$—	$3.6	$—	$3.6

The following tables sets forth financial assets and liabilities which were attributable to MFS and were accounted for at fair value on a recurring basis as of December 31, 2015 and 2014 by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value as of December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Current Assets:
Foreign currency exchange contracts	$—	$—	$—	$—

Total current assets at fair value	$—	$—	$—	$—

Total assets at fair value	$—	$—	$—	$—

Current Liabilities:
Foreign currency exchange contracts	$—	$0.1	$—	$0.1
Commodity contracts	—	3.1	—	3.1

Total current liabilities at fair value	$—	$3.2	$—	$3.2

Non-current Liabilities:
Commodity contracts	$—	$0.4	$—	$0.4

Total non-current liabilities at fair value	$—	$0.4	$—	$0.4

Total liabilities at fair value	$—	$3.6	$—	$3.6

	Fair Value as of December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Current Assets:
Foreign currency exchange contracts	$—	$—	$—	$—

Total current assets at fair value	$—	$—	$—	$—

Total assets at fair value	$—	$—	$—	$—

Current Liabilities:
Foreign currency exchange contracts	$—	$0.7	$—	$0.7
Commodity contracts	—	0.7	—	0.7

Total current liabilities at fair value	$—	$1.4	$—	$1.4

Non-current Liabilities:
Interest rate swap contracts: Fixed-to-float	$—	$—	$—	$—

Total non-current liabilities at fair value	$—	$0.3	$—	$0.3

Total liabilities at fair value	$—	$1.7	$—	$1.7